Significant Accounting Policies - Schedule of Concentration of Revenue (Detail) - Revenues [Member] - Game D [Member] - Product Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Concentration risk, percentage		2.00%	14.00%
Maximum [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	1.00%